RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Total interest expenses	$ 69,073,000	$ 81,081,000
Aggregate principal amount	$ 2,100,128,000		$ 1,600,129,000
Mr Lawrence Yau Lung Ho [Member]
Related Party Transaction [Line Items]
Percentage of Studio City Notes	5.00%
Total interest expenses	$ 3,669,000
2020 6.000% SC Notes, due 2025 [Member] | Mr Lawrence Yau Lung Ho [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Percentage of Studio City Notes	6.00%
Aggregate principal amount	$ 30,000
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Percentage of Studio City Notes	5.00%
2021 5.000% Studio City Notes, due 2029 [Member] | Mr Lawrence Yau Lung Ho [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 30,000
Percentage of Studio City Notes	5.00%
Aggregate principal amount	$ 30,000